Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)
Total	$44,733,835	$(5,937,573)

	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$6,918,572	$(412,780)
Total	$6,918,572	$(412,780)

Aggregate Amortization Expenses:
For year ended 9/30/2024	$5,937,573

Estimated Amortization Expenses:
For year ended 9/30/2025	$9,075,894
For year ended 9/30/2026	$8,846,425
For year ended 9/30/2027	$8,753,076
For year ended 9/30/2028	$8,569,665
For year ended 9/30/2029	$3,551,202
2030 and thereafter	$—
Total	$38,796,262

The movement of intangible assets is as follows:

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573

	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$—	$—
Additions(a)	6,918,572	426,983
Disposal	—	—
Foreign exchange translation	—	(14,203)
Balance at end of the year	$6,918,572	$412,780

(a)	Additions are all acquired from third-party suppliers in the current year.

Amortization expense was $5,365,220 and $426,983 for the years ended September 30, 2024 and 2023, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the years ended September 30, 2024 and 2023, no such cost was incurred.